Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000102168
Shareholder Report [Line Items]
Fund Name	Global X MLP ETF
Class Name	Global X MLP ETF
Trading Symbol	MLPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X MLP ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpa. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpa
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP ETF	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index. The Secondary Index is designed to track the performance of the energy infrastructure MLP asset class in the United States.

The Secondary Index is composed of midstream Master Limited Partnerships (“MLPs”) engaged in the transportation, storage, and processing of natural resources, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 0.90%, while the Secondary Index increased 1.64%. The Fund had a net asset value of $52.44 per share on December 1, 2024 and ended the reporting period with a net asset value of $49.04 per share on November 30, 2025.

The Fund posted gains over the reporting period amid supportive U.S. energy infrastructure fundamentals. Record domestic oil output in July 2025 and a jump in crude exports in late September helped sustain pipeline volumes and fee-based cash flows. Policy shifts ended the prior pause on liquid natural gas ("LNG") export permits and allowed projects to move forward, including final approval for a large Gulf Coast export facility, improving the outlook for gas flows that support midstream revenues. Recently completed pipeline projects also added meaningful takeaway capacity, much of it directed toward liquids and LNG export terminals, further enhancing throughput potential. At the same time, softer oil-price forecasts, declining rig counts, and concerns about weaker LNG demand acted as headwinds for the broader energy complex, while the Federal Reserve’s September 2025 rate cut provided a countervailing tailwind by easing financing conditions for capital-intensive infrastructure. Sector returns were further supported by strong free-cash-flow generation, which enabled continued distribution growth and share-buyback activity across many MLP operators.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MLP ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Solactive MLP Infrastructure Index (USD) (TR)Footnote Reference*
Nov/15	$10,000	$10,000	$10,000
Nov/16	$11,534	$10,806	$11,584
Nov/17	$10,397	$13,277	$10,551
Nov/18	$10,219	$14,111	$10,422
Nov/19	$9,550	$16,384	$9,737
Nov/20	$6,636	$19,244	$6,824
Nov/21	$9,124	$24,617	$9,430
Nov/22	$12,563	$22,350	$13,348
Nov/23	$14,547	$25,443	$16,102
Nov/24	$17,862	$34,066	$20,707
Nov/25	$18,023	$39,175	$21,047

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,829,186,568
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 8,049,696
InvestmentCompanyPortfolioTurnover	18.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,829,186,568	20	$8,049,696	18.71%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	3.7%
Energy	103.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Energy Transfer	13.9%
Enterprise Products Partners	13.7%
MPLX	12.8%
Western Midstream Partners	11.1%
Plains All American Pipeline	10.2%
Sunoco	9.2%
Hess Midstream, Cl A	8.8%
Cheniere Energy Partners	6.6%
USA Compression Partners	5.3%
Genesis Energy	5.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpa
C000124409
Shareholder Report [Line Items]
Fund Name	Global X MLP & Energy Infrastructure ETF
Class Name	Global X MLP & Energy Infrastructure ETF
Trading Symbol	MLPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X MLP & Energy Infrastructure ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mlpx. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mlpx
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MLP & Energy Infrastructure ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of the Midstream Energy sector, which includes Master Limited Partnerships (“MLPs”) and energy infrastructure corporations. Midstream firms principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products. The Secondary Index limits its exposure to MLPs in order to comply with applicable tax diversification rules. To be included in the Secondary Index, securities must be publicly traded in the United States. The Secondary Index is maintained by Solactive AG.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 0.65%, while the Secondary Index decreased 0.10%. The Fund had a net asset value of $64.25 per share on December 1, 2024 and ended the reporting period with a net asset value of $60.83 per share on November 30, 2025.

The Fund posted a slightly negative result over the reporting period despite North American energy infrastructure benefiting from steady production trends and a more supportive policy backdrop. U.S. crude output reached new highs in mid-2025, sustaining pipeline and Gulf Coast terminal volumes even as OPEC+ production signals weighed on broader sentiment. The outlook for natural gas improved after the Department of Energy lifted its LNG export-permit pause in January, bolstering confidence in midstream networks and pending liquefaction projects. Freeport LNG outages created brief feedgas disruptions, but operations normalized, and two major terminals set to open in 2025 should further expand export capacity. Policy conditions also helped, with the Federal Reserve’s September rate cut easing financing costs for capital-intensive infrastructure.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MLP & Energy Infrastructure ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Solactive MLP & Energy Infrastructure Index (USD) (TR)Footnote Reference*
Nov/15	$10,000	$10,000	$10,000
Nov/16	$11,545	$10,806	$11,693
Nov/17	$10,540	$13,277	$10,751
Nov/18	$10,494	$14,111	$10,780
Nov/19	$10,248	$16,384	$10,581
Nov/20	$8,881	$19,244	$9,220
Nov/21	$12,402	$24,617	$12,961
Nov/22	$16,279	$22,350	$17,149
Nov/23	$17,812	$25,443	$18,905
Nov/24	$26,753	$34,066	$28,598
Nov/25	$26,578	$39,175	$28,570

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,592,365,944
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 11,686,008
InvestmentCompanyPortfolioTurnover	15.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,592,365,944	29	$11,686,008	15.46%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	1.9%
Short-Term Investment	3.5%
Canada	24.8%
United States	75.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Williams	9.0%
Enbridge	8.9%
TC Energy	8.8%
Kinder Morgan	7.9%
Cheniere Energy	6.7%
ONEOK	6.7%
DT Midstream	4.7%
MPLX	4.6%
Targa Resources	4.5%
Pembina Pipeline	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mlpx
C000156499
Shareholder Report [Line Items]
Fund Name	Global X Alternative Income ETF
Class Name	Global X Alternative Income ETF
Trading Symbol	ALTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Alternative Income ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/alty/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/alty/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Alternative Income ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend Alternatives Index (“Secondary Index”), and in American Depositary Receipts and Global Depositary Receipts based on the securities of the Secondary Index. The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index targets five income-focused categories: MLPs & Infrastructure, Real Estate, Preferreds, Emerging Market Bonds, and Covered Calls.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 7.78%, while the Secondary Index increased 7.83%. The Fund had a net asset value of $12.15 per share on December 1, 2024 and ended the reporting period with a net asset value of $12.06 per share on November 30, 2025.

The Fund's performance was positive over the reporting period, supported by quantitative easing measures that were taken on a global scale. A September rate cut by the U.S. Federal Reserve paved the way for the Fund’s positive returns. The rate cut contributed to improving value for interest‑rate‑sensitive real‑asset exposures, which periodically excelled over the course of 2025. International exposures, meanwhile, experienced an even wider impact from easing interest rates as they worked in tandem with intermittent dips in the value of the U.S. dollar to create an improving backdrop for growth. Emerging market debt exposures were supported by rate and currency factors, and fundamental improvements to fiscal and monetary policy led to enhanced credit quality and wider access to emerging markets. Finally, the Fund's allocations to covered call strategies contributed to its positive performance due to intermittent bouts of volatility that supported premium collection capabilities.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Alternative Income ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Indxx SuperDividend® Alternatives Index (USD)
Nov/15	$10,000	$10,000	$10,000
Nov/16	$11,104	$10,806	$11,192
Nov/17	$12,574	$13,277	$12,775
Nov/18	$12,812	$14,111	$13,122
Nov/19	$14,079	$16,384	$14,500
Nov/20	$12,230	$19,244	$12,504
Nov/21	$14,985	$24,617	$15,357
Nov/22	$13,990	$22,350	$14,363
Nov/23	$14,551	$25,443	$14,952
Nov/24	$17,222	$34,066	$17,719
Nov/25	$18,562	$39,175	$19,107

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 39,420,656
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 174,358
InvestmentCompanyPortfolioTurnover	11.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$39,420,656	21	$174,358	11.07%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Utilities	8.3%
Energy	12.5%
Short-Term Investment	15.6%
Exchange-Traded Funds	79.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X SuperDividend® REIT ETFFootnote Reference**	20.2%
Global X Nasdaq 100® Covered Call ETFFootnote Reference**	20.2%
Global X Emerging Markets Bond ETFFootnote Reference**	19.8%
Global X U.S. Preferred ETFFootnote Reference**	18.8%
Northwestern Energy Group	1.5%
Portland General Electric	1.5%
Sunoco	1.4%
Brookfield Infrastructure	1.4%
Avista	1.4%
Black Stone Minerals	1.3%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/alty/
C000170551
Shareholder Report [Line Items]
Fund Name	Global X Conscious Companies ETF
Class Name	Global X Conscious Companies ETF
Trading Symbol	KRMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Conscious Companies ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krma/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/krma/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Conscious Companies ETF	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the performance of well-managed companies that achieve financial performance in a sustainable and responsible manner as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system ("MsOS"), as defined by Concinnity Advisors LP, the provider of the Secondary Index. The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 9.64%, while the Secondary Index increased 10.10%. The Fund had a net asset value of $40.61 per share on December 1, 2024 and ended the reporting period with a net asset value of $44.11 per share on November 30, 2025.

Performance over the reporting period was positive, aided by a late-year shift toward easier U.S. monetary policy as the Federal Reserve cut rates in September, supporting valuation‑sensitive growth exposures in technology and communication services. U.S. sector‑level tailwinds tied to accelerating AI and data center build‑outs, supported megacap technology ecosystems that are prominent within the Fund's equity allocations. These "well-managed" companies demonstrated an ability to achieve solid financial results while operating in a sustainable and responsible manner. Additionally, the Fund's equal-weighting approach and sector balancing helped to mitigate concentration risk and provide diversified exposure during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Conscious Companies ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Concinnity Conscious Companies Index (USD) (TR)Footnote Reference*
Jul/16	$10,000	$10,000	$10,000
Nov/16	$10,464	$10,377	$10,478
Nov/17	$12,865	$12,750	$12,941
Nov/18	$13,914	$13,550	$14,078
Nov/19	$16,050	$15,733	$16,317
Nov/20	$18,621	$18,479	$18,996
Nov/21	$23,433	$23,639	$24,018
Nov/22	$21,219	$21,462	$21,850
Nov/23	$23,139	$24,432	$23,929
Nov/24	$29,788	$32,712	$30,956
Nov/25	$32,660	$37,619	$34,084

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 168,051,968
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 2,463,077
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$168,051,968	142	$2,463,077	18.20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.0%
Materials	1.6%
Energy	2.1%
Real Estate	2.2%
Consumer Staples	3.6%
Industrials	6.2%
Communication Services	9.0%
Health Care	10.2%
Consumer Discretionary	11.3%
Financials	12.2%
Information Technology	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.5%
Apple	6.1%
Microsoft	5.4%
Alphabet, Cl A	4.6%
Amazon.com	2.9%
Broadcom	2.1%
Meta Platforms, Cl A	1.5%
Tesla	1.1%
Regeneron Pharmaceuticals	0.7%
Cardinal Health	0.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/krma/
C000191734
Shareholder Report [Line Items]
Fund Name	Global X U.S. Preferred ETF
Class Name	Global X U.S. Preferred ETF
Trading Symbol	PFFD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X U.S. Preferred ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pffd/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Preferred ETF	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofA Diversified Core U.S. Preferred Securities Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the broad-based performance of the U.S. preferred securities market. Qualifying securities must be listed on a U.S. exchange, meet a minimum amount outstanding, be denominated in U.S. dollars, and meet minimum price, liquidity, maturity, and other requirements as determined by ICE Data Indices, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the "reporting period"), the Fund decreased 1.52%, while the Secondary Index decreased 1.28%. The Fund had a net asset value of $20.51 per share on December 1, 2024 and ended the reporting period with a net asset value of $18.97 per share on November 30, 2025.

Over the reporting period, performance dipped slightly as interest-rate factors and credit risks outweighed positive sector news. The Federal Reserve maintained its restrictive policy until mid-September, when it delivered its first cut of 2025. Treasury issuance concerns and tariff-related inflation kept longer-term yields elevated, pressuring rate‑sensitive preferreds. Despite the rate cut, the 10‑year Treasury yield remained rangebound in the mid‑4% range for much of 2025. In the financial sector, which comprises the plurality of preferred issuers, June 2025 stress tests showed large U.S. banks passing with capital levels well above required minimums. The outlook improved late in the reporting period with officials signaling a lighter regulatory proposal, suggesting smaller capital increases for big banks—potentially positive for financial issuer flexibility. However, employment data and fears of a weakening economy later in the year weighed on preferred performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X U.S. Preferred ETF	S&P 500 Index (USD) (TR)Footnote Reference*	ICE BofA Diversified Core U.S. Preferred Securities Index (USD) (TR)Footnote Reference^Footnote Reference*
Sep/17	$10,000	$10,000	$10,000
Nov/17	$10,075	$10,690	$10,080
Nov/18	$9,801	$11,360	$9,829
Nov/19	$11,198	$13,191	$11,258
Nov/20	$12,108	$15,493	$12,189
Nov/21	$12,667	$19,819	$12,779
Nov/22	$10,916	$17,994	$11,019
Nov/23	$10,861	$20,484	$10,984
Nov/24	$12,403	$27,426	$12,582
Nov/25	$12,215	$31,540	$12,421

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,252,601,012
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 5,334,506
InvestmentCompanyPortfolioTurnover	51.88%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,252,601,012	216	$5,334,506	51.88%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	0.8%
Consumer Discretionary	1.8%
Materials	2.3%
Information Technology	3.7%
Real Estate	3.8%
Communication Services	4.9%
Industrials	5.5%
Utilities	14.2%
Financials	62.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Boeing, 6.00%	4.4%
Wells Fargo, 7.50%	2.3%
Citigroup Capital XIII, 10.47%	2.3%
Albemarle, 7.25%	2.2%
KKR, 6.25%	2.2%
NextEra Energy, 7.30%	1.8%
Hewlett Packard Enterprise, 7.63%	1.5%
NextEra Energy, 7.23%	1.3%
Bank of America, 7.25%	1.3%
Microchip Technology, 7.50%	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/pffd or upon request at 1-888-493-8631.

After the close of business on May 31, 2025, the Fund modified its Principal Investment Strategies to reflect a change to its Secondary Index. As of April 1, 2025, constituents in the Fund's Secondary Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Secondary Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pffd/
C000201047
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Quality Dividend ETF
Trading Symbol	QDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Quality Dividend ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qdiv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qdiv/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Quality Dividend ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Quality High Dividend Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of S&P 500 stocks that exhibit both high quality and high dividend yield characteristics. Index constituents are equally-weighted, subject to a 25% sector weight cap.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund decreased 2.81%, while the Secondary Index decreased 2.60%. The Fund had a net asset value of $37.14 per share on December 1, 2024 and ended the reporting period with a net asset value of $35.00 per share on November 30, 2025.

The Fund’s performance was negative during the reporting period, with headwinds stemming from defensive sectors of the market. A key catalyst was the shift in U.S. tariff policy announced during the middle of the reporting period. This drove negative sentiment towards consumer driven names within the Fund. The Federal Reserve’s mid‑September 2025 rate cut eased financing costs and aided rate‑sensitive dividend areas like utilities and the Fund's lack of exposure to this high-dividend-paying-sector was a detractor to performance. Reduced grocery spending among users of glucagon-like peptide-1 (“GLP-1”) drugs has contributed to valuation pressure on the Fund’s food and beverage holdings. Shifting leadership between defensive and growth cohorts limited upside and resulted in the Fund underperforming its Primary Index, the S&P 500 Index, over the course of the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Quality Dividend ETF	S&P 500 Index (USD) (TR)Footnote Reference*	S&P 500® Quality High Dividend Index (USD) (TR)Footnote Reference*
Jul/18	$10,000	$10,000	$10,000
Nov/18	$9,928	$9,929	$9,940
Nov/19	$11,021	$11,528	$11,074
Nov/20	$10,859	$13,540	$10,945
Nov/21	$13,732	$17,321	$13,881
Nov/22	$15,139	$15,726	$15,342
Nov/23	$14,577	$17,902	$14,811
Nov/24	$18,031	$23,969	$18,368
Nov/25	$17,524	$27,565	$17,891

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 30,798,311
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 60,620
InvestmentCompanyPortfolioTurnover	69.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$30,798,311	65	$60,620	69.42%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.5%
Communication Services	4.3%
Financials	5.2%
Consumer Discretionary	6.6%
Information Technology	7.7%
Materials	8.1%
Health Care	10.9%
Energy	15.5%
Industrials	16.9%
Consumer Staples	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
CH Robinson Worldwide	2.7%
Corning	2.7%
Valero Energy	2.1%
Johnson & Johnson	2.1%
Baker Hughes, Cl A	2.0%
Merck	2.0%
Hewlett Packard Enterprise	1.9%
Hasbro	1.9%
General Dynamics	1.9%
Medtronic PLC	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qdiv/
C000203262
Shareholder Report [Line Items]
Fund Name	Global X Adaptive U.S. Factor ETF
Class Name	Global X Adaptive U.S. Factor ETF
Trading Symbol	AUSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Adaptive U.S. Factor ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ausf/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ausf/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Factor ETF	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies® U.S. Factor Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to dynamically allocate across three sub-indices that provide exposure to U.S. equities that exhibit characteristics of one of three primary factors: value, momentum and low volatility. Each factor is represented by a subindex that is derived from the Solactive U.S. Large & Mid Cap Index, which is designed to measure the 1,000 largest companies, by free float market capitalization, that are exchange-listed in the United States.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 5.81%, while the Secondary Index increased 6.14%. The Fund had a net asset value of $44.98 per share on December 1, 2024 and ended the reporting period with a net asset value of $46.19 per share on November 30, 2025.

The Fund posted positive performance over the reporting period as U.S. economic policy shifted toward modest easing and the macro backdrop steadied. Inflation remained somewhat elevated throughout the reporting period, reducing immediate tightening risks while still limiting valuation multiple expansion potential. Labor conditions gradually softened, which favored the Fund’s multi‑factor equity exposure. The shutdown of the U.S. government in October 2025, which delayed key data releases and temporarily heightened investor uncertainty, as well as new tariff actions, which added cost pressures for supply chains, each created headwinds for the Fund. Additionally, manufacturing remained in contraction territory, however, expectations for continued policy support helped offset these headwinds and supported a positive outcome over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Adaptive U.S. Factor ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Adaptive Wealth Strategies® U.S. Factor Index (USD) (TR)Footnote Reference*
Aug/18	$10,000	$10,000	$10,000
Nov/18	$9,842	$9,654	$9,853
Nov/19	$10,853	$11,210	$10,900
Nov/20	$10,867	$13,166	$10,946
Nov/21	$13,368	$16,843	$13,509
Nov/22	$14,786	$15,291	$14,985
Nov/23	$16,136	$17,408	$16,412
Nov/24	$21,625	$23,307	$22,078
Nov/25	$22,881	$26,803	$23,433

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 739,445,704
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 1,490,876
InvestmentCompanyPortfolioTurnover	74.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$739,445,704	194	$1,490,876	74.51%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.1%
Energy	3.7%
Utilities	4.0%
Materials	4.2%
Consumer Staples	8.3%
Consumer Discretionary	9.5%
Communication Services	9.6%
Information Technology	11.1%
Health Care	11.6%
Industrials	12.8%
Financials	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Royalty Pharma, Cl A	2.2%
Verizon Communications	1.9%
AT&T	1.9%
Cencora	1.7%
Amdocs	1.7%
Cisco Systems	1.6%
Johnson & Johnson	1.6%
TJX	1.6%
CME Group, Cl A	1.6%
Walmart	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ausf/
C000219547
Shareholder Report [Line Items]
Fund Name	Global X Variable Rate Preferred ETF
Class Name	Global X Variable Rate Preferred ETF
Trading Symbol	PFFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Variable Rate Preferred ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pffv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pffv/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Variable Rate Preferred ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE U.S. Variable Rate Preferred Securities Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to track the broad-based performance of the U.S.-listed variable rate preferred securities market. Qualifying securities must be listed on a U.S. exchange, meet a minimum amount outstanding, be denominated in U.S. dollars, and meet minimum price, liquidity, maturity, and other requirements as determined by ICE Data Indices, LLC, the provider of the Secondary Index.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 0.16%, while the Secondary Index increased 0.74%. The Fund had a net asset value of $24.32 per share on December 1, 2024 and ended the reporting period with a net asset value of $22.62 per share on November 30, 2025.

The Fund's performance over the reporting period was positive, helped by floating-rate coupons while short-term benchmark rates remained elevated. The Federal Reserve lowered the target range to 4.00%–4.25% in September 2025, signaling additional easing, which softened coupon tailwinds but supported bank funding and credit conditions. Bank balance sheets were strong over the reporting period: the 2025 stress tests showed all major U.S. banks exceeded their capital requirements, reinforcing confidence in preferred securities which are largely issued by financial institutions. Progress in recalibrating the regulatory  proposal reduced the perceived risk of capital hikes for U.S. lenders, benefiting issuers of preferreds. Soft employment data and lingering credit fears kept investors cautious, reducing demand for additional credit risk and limiting the scope for further spread compression. Regardless, steady income from floating-rate coupons and clearer policy signals helped offset these pressures, resulting in a modest gain.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Variable Rate Preferred ETF	S&P 500 Index (USD) (TR)Footnote Reference*	ICE U.S. Variable Rate Preferred Securities IndexFootnote Reference^
Jun/20	$10,000	$10,000	$10,000
Nov/20	$11,059	$11,701	$11,075
Nov/21	$11,788	$14,968	$11,837
Nov/22	$10,798	$13,589	$10,854
Nov/23	$11,340	$15,470	$11,417
Nov/24	$12,847	$20,713	$12,971
Nov/25	$12,867	$23,820	$13,067

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 301,502,345
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 748,250
InvestmentCompanyPortfolioTurnover	57.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$301,502,345	58	$748,250	57.39%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	1.4%
Utilities	2.9%
Consumer Staples	4.4%
Financials	90.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Morgan Stanley, 4.87%	4.3%
Reinsurance Group of America, 7.13%	3.4%
Apollo Global Management, 7.63%	3.0%
US Bancorp, 4.77%	2.8%
Goldman Sachs Group, 4.80%	2.8%
Jackson Financial, 8.00%	2.7%
Bank of America, 6.45%	2.6%
MetLife, 5.30%	2.5%
Synchrony Financial, 8.25%	2.5%
Allstate, 7.19%	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/pffv or upon request at 1-888-493-8631.

After the close of business on May 31, 2025, the Fund modified its Principal Investment Strategies to reflect a change to its Secondary Index. As of April 1, 2025 the constituents in the Fund's Secondary Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Underlying Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pffv/
C000224228
Shareholder Report [Line Items]
Fund Name	Global X Adaptive U.S. Risk Management ETF
Class Name	Global X Adaptive U.S. Risk Management ETF
Trading Symbol	ONOF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Adaptive U.S. Risk Management ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/onof. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/onof
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Adaptive U.S. Risk Management ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Risk Management Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Adaptive Wealth (the "Index Provider"), and is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index TR (“U.S. Equity Position”) or 100% exposure to the Solactive US 1-3 Year Treasury Bond Index (“U.S. Treasury Position”). The Secondary Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by four technical indicators including moving average, drawdown, MACD, and volatility that had been developed by the Index Provider.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.19%, while the Secondary Index increased 6.66%. The Fund had a net asset value of $36.14 per share on December 1, 2024 and ended the reporting period with a net asset value of $37.94 per share on November 30, 2025.

Over the performance period, the Fund's performance was positive, supported by late‑period easing in U.S. financial conditions. A September 2025 rate cut to 4%–4.25% helped underpin equity valuations and reduced funding pressures. Inflation cooled to 2.70% year over year in July before rising to 3% in September as energy and tariff effects re-emerged. Growth concerns from a −0.20% contraction in Q1 2025 were alleviated by a 3.80% rebound in Q2, supporting equity exposure. In April, a Treasury sell-off briefly pushed yields higher and tightened financial conditions, favoring a defensive stance before improvement. Overall, the mid‑year growth rebound, gradual policy easing, and moderate inflation helped drive gains, while yield spikes and tariff news created periods where reducing risk could have preserved capital.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Adaptive U.S. Risk Management ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Adaptive Wealth Strategies® U.S. Risk Management Index (USD) (TR)Footnote Reference*
Jan/21	$10,000	$10,000	$10,000
Nov/21	$12,013	$12,166	$11,960
Nov/22	$11,500	$11,045	$11,493
Nov/23	$11,835	$12,574	$11,889
Nov/24	$15,147	$16,835	$15,294
Nov/25	$16,084	$19,361	$16,311

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 141,511,105
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 508,509
InvestmentCompanyPortfolioTurnover	364.95%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$141,511,105	508	$508,509	364.95%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
Exchange-Traded Fund	0.1%
Real Estate	1.7%
Materials	1.8%
Utilities	2.3%
Energy	2.9%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.9%
Consumer Discretionary	10.4%
Communication Services	11.1%
Financials	12.7%
Information Technology	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	7.0%
Apple	6.8%
Microsoft	6.1%
Amazon.com	3.8%
Alphabet, Cl A	3.2%
Broadcom	3.2%
Alphabet, Cl C	2.7%
Meta Platforms, Cl A	2.4%
Tesla	2.1%
Eli Lilly	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/onof
C000243154
Shareholder Report [Line Items]
Fund Name	Global X 1-3 Month T-Bill ETF
Class Name	Global X 1-3 Month T-Bill ETF
Trading Symbol	CLIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X 1-3 Month T-Bill ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clip. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/clip
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X 1-3 Month T-Bill ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive 1-3 Month US T-Bill Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of public obligations of the U.S. Treasury (“T-Bills”) that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Each security in the Secondary Index must be zero coupon, be denominated in U.S. dollars and have an amount outstanding of at least $250 million on the selection date, as determined by Solactive AG, the provider of the Secondary Index. A zero-coupon bond is a bond that is sold at a discount, does not pay intermediary coupons, and pays its face value at maturity.

For the 12-month period ended November 30, 2025 (the "reporting period"), the Fund increased 4.30%, while the Secondary Index increased 4.35%. The Fund had a net asset value of $100.44 per share on December 1, 2024 and ended the reporting period with a net asset value of $100.40 per share on November 30, 2025.

The Fund ended the reporting period slightly higher, supported by elevated front‑end policy rates through most of the year and a modest U.S. Federal Reserve (“Fed”) rate cut in mid‑September 2025. Inflation hovered near 3% throughout the reporting period, keeping the Fed cautious and front-end yields elevated. The U.S. Department of the Treasury’s reliance on front-end issuance ensured ample supply of T-Bills throughout the reporting period. Demand stayed strong as money market fund assets reached record highs, indicating cash migrating into T‑bills and supporting liquidity and Treasury pricing of T-Bills. While T-bill yields eased somewhat after the September rate cut, income continued to underpin performance even as price moves were limited. Overall, the combination of elevated short‑term rates, steady T-bill supply, and contained inflation helped the Fund deliver a positive outcome.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X 1-3 Month T-Bill ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*Footnote Reference†	ICE BofA 0-3 Month US Treasury Bill Index (USD) (TR)Footnote Reference*	Solactive 1-3 Month US T-Bill Index (USD) (TR)Footnote Reference*
Jun/23	$10,000	$10,000	$10,000	$10,000
Nov/23	$10,236	$9,924	$10,239	$10,241
Nov/24	$10,786	$10,606	$10,791	$10,794
Nov/25	$11,250	$11,210	$11,258	$11,263

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,722,817,966
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 962,114
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,722,817,966	32	$962,114	0.00%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	3.5%
U.S. Treasury Obligations	103.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.80%, 1/22/2026	7.4%
U.S. Treasury Bills, 3.85%, 1/8/2026	7.3%
U.S. Treasury Bills, 3.87%, 1/2/2026	6.5%
U.S. Treasury Bills, 3.44%, 2/5/2026	6.4%
U.S. Treasury Bills, 3.23%, 1/29/2026	6.0%
U.S. Treasury Bills, 3.76%, 2/12/2026	5.7%
U.S. Treasury Bills, 3.93%, 12/9/2025	5.3%
U.S. Treasury Bills, 3.77%, 2/19/2026	5.2%
U.S. Treasury Bills, 3.76%, 2/26/2026	5.2%
U.S. Treasury Bills, 1.20%, 1/27/2026	5.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/clip
C000243084
Shareholder Report [Line Items]
Fund Name	Global X U.S. Cash Flow Kings 100 ETF
Class Name	Global X U.S. Cash Flow Kings 100 ETF
Trading Symbol	FLOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X U.S. Cash Flow Kings 100 ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/flow. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/flow
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Cash Flow Kings 100 ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Cash Flow Kings 100 Index (“Secondary Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider. The Secondary Index is designed to provide exposure to large- and mid-capitalization U.S. equity securities that exhibit high free cash flow yields relative to the eligible universe of companies, as determined by the Index Administrator.

For the 12-month period ended November 30, 2025 (the "reporting period"), the Fund increased 7.24%, while the Secondary Index increased 7.69%. The Fund had a net asset value of $33.59 per share on December 1, 2024 and ended the reporting period with a net asset value of $35.21 per share on November 30, 2025.

Performance during the reporting period was positive, supported by a favorable backdrop for U.S. equities. A steady drop in long‑term yields beginning in the middle of the reporting period aided equity valuations for consumer cyclical and communication services companies held in the Fund. The Fund's sole investment in the Utilities sector during the reporting period, NRG Energy Inc., provided a significant level of positive performance amid increased electricity demand coupled with recent firm initiatives to increase its power plant portfolio. Security selection in the technology sector was a detractor to the Fund's performance as some hardware companies were negatively impacted by U.S. tariff policies. Retailers in the Fund's consumer defensive allocation underperformed as some holdings were forced to cut prices amid cost pressures from privately owned competitors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X U.S. Cash Flow Kings 100 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Global X U.S. Cash Flow Kings 100 Index (USD) (GR)
Jul/23	$10,000	$10,000	$10,000
Nov/23	$10,646	$10,425	$10,657
Nov/24	$13,509	$13,959	$13,570
Nov/25	$14,486	$16,052	$14,614

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 24,646,196
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 32,545
InvestmentCompanyPortfolioTurnover	103.20%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$24,646,196	99	$32,545	103.20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.3%
Materials	4.8%
Industrials	7.7%
Communication Services	10.3%
Consumer Staples	11.3%
Health Care	13.1%
Consumer Discretionary	15.3%
Information Technology	18.0%
Energy	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Warner Bros Discovery	2.4%
Cognizant Technology Solutions, Cl A	2.3%
Bristol-Myers Squibb	2.2%
Diamondback Energy	2.2%
Halliburton	2.1%
Omnicom Group	2.1%
Fox, Cl A	2.1%
Pfizer	2.1%
Schlumberger	2.1%
Accenture PLC, Cl A	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/flow
C000252057
Shareholder Report [Line Items]
Fund Name	Global X Short-Term Treasury Ladder ETF
Class Name	Global X Short-Term Treasury Ladder ETF
Trading Symbol	SLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Short-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sldr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Short-Term Treasury Ladder ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 1-3 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 1 and 3 years as of the last business day of February of each year (the “annual rebalance”). The Index allocates its holdings equally across two "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 1-2 year rung removed and new bonds with 2-3 year maturities added.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 4.69%, while the Secondary Index increased 4.81%. The Fund had a net asset value of $50.02 per share on December 1, 2024 and ended the reporting period with a net asset value of $50.40 per share on November 30, 2025.

Performance was positive over the past year, supported by elevated front-end U.S. Treasury yields and a modest price lift following the Federal Reserve’s September rate cut. Attractive short-maturity yields provided a steady income base, while expectations for additional easing encouraged some duration-seeking, adding to returns. Inflation remained above target but contained, which tempered views on aggressive rate cuts but kept the carry profile appealing for short-tenor instruments. The portfolio’s conservative positioning in the short end of the yield curve helped manage volatility and avoided the larger price swings seen in longer-dated bonds. Overall, attractive front-end yields and incremental price appreciation contributed to a modestly positive outcome, with income accrual driving most gains.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Short-Term Treasury Ladder ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	FTSE US Treasury 1-3 Years Laddered Bond Index (USD) (TR)Footnote Reference*Footnote Reference†
Sep/24	$10,000	$10,000	$10,000
Sep/24	$10,030	$9,990	$10,031
Oct/24	$10,002	$9,742	$10,005
Nov/24	$10,032	$9,845	$10,035
Dec/24	$10,070	$9,684	$10,074
Jan/25	$10,105	$9,736	$10,112
Feb/25	$10,150	$9,950	$10,159
Mar/25	$10,196	$9,954	$10,207
Apr/25	$10,278	$9,993	$10,287
May/25	$10,258	$9,921	$10,268
Jun/25	$10,315	$10,074	$10,326
Jul/25	$10,315	$10,047	$10,327
Aug/25	$10,391	$10,167	$10,406
Sep/25	$10,430	$10,278	$10,442
Oct/25	$10,462	$10,343	$10,476
Nov/25	$10,503	$10,407	$10,518

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 32,758,523
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 19,149
InvestmentCompanyPortfolioTurnover	11.15%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$32,758,523	84	$19,149	11.15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 3.88%, 3/31/2027	3.9%
U.S. Treasury Notes, 3.88%, 7/31/2027	3.7%
U.S. Treasury Notes, 2.63%, 5/31/2027	3.7%
U.S. Treasury Notes, 1.63%, 10/31/2026	3.5%
U.S. Treasury Notes, 3.75%, 4/30/2027	3.4%
U.S. Treasury Notes, 0.75%, 4/30/2026	3.4%
U.S. Treasury Notes, 1.50%, 8/15/2026	3.3%
U.S. Treasury Notes, 4.88%, 5/31/2026	3.3%
U.S. Treasury Notes, 0.75%, 8/31/2026	3.1%
U.S. Treasury Notes, 4.25%, 12/31/2026	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sldr/
C000252058
Shareholder Report [Line Items]
Fund Name	Global X Intermediate-Term Treasury Ladder ETF
Class Name	Global X Intermediate-Term Treasury Ladder ETF
Trading Symbol	MLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Intermediate-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/mldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/mldr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Intermediate-Term Treasury Ladder ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 3-10 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 3 and 10 years as of the last business day of February of each year (each an “annual rebalance”). The Index allocates holdings equally across multiple "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 3-4 year rung removed and new bonds with 9–10-year maturities added.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 6.29%, while the Secondary Index increased 6.39%. The Fund had a net asset value of $48.85 per share on December 1, 2024 and ended the reporting period with a net asset value of $50.05 per share on November 30, 2025.

Performance over the reporting period was positive, aided by the Federal Reserve's late-September decision to trim its policy rate by 0.25 percentage points, which generally supported intermediate U.S. Treasury prices. Earlier in the year, easing inflation strengthened expectations for Federal Reserve rate cuts and helped push yields lower in the 3- to 10-year part of the curve. By late summer, a soft August payrolls report increased demand for duration ahead of the September Fed meeting, which boosted intermediate-maturity Treasury prices. Treasury's quarterly refunding updates indicated steady coupon auction sizes while scaling up buybacks, easing concerns about supply increases and supporting market liquidity. However, the federal government shutdown that began on October 1 obscured the interest-rate outlook by delaying key data releases, weighing on late-period performance. Although some inflation readings came in above expectations and caused temporary setbacks, overall muted inflation, softer labor data, and a more accommodative Federal Reserve supported the Fund’s gains.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Intermediate-Term Treasury Ladder ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	FTSE US Treasury 3-10 Years Laddered Bond Index (USD) (TR)Footnote Reference*Footnote Reference†
Sep/24	$10,000	$10,000	$10,000
Sep/24	$9,974	$9,990	$9,983
Oct/24	$9,730	$9,742	$9,735
Nov/24	$9,802	$9,845	$9,804
Dec/24	$9,682	$9,684	$9,688
Jan/25	$9,726	$9,736	$9,743
Feb/25	$9,917	$9,950	$9,934
Mar/25	$9,962	$9,954	$9,983
Apr/25	$10,098	$9,993	$10,104
May/25	$10,006	$9,921	$10,010
Jun/25	$10,132	$10,074	$10,140
Jul/25	$10,089	$10,047	$10,095
Aug/25	$10,240	$10,167	$10,252
Sep/25	$10,277	$10,278	$10,286
Oct/25	$10,331	$10,343	$10,342
Nov/25	$10,418	$10,407	$10,430

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 8,007,603
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,666
InvestmentCompanyPortfolioTurnover	10.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,007,603	40	$4,666	10.79%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Notes, 4.38%, 5/15/2034	5.3%
U.S. Treasury Notes, 4.88%, 10/31/2030	5.1%
U.S. Treasury Notes, 4.50%, 5/31/2029	5.0%
U.S. Treasury Notes, 4.25%, 1/31/2030	4.9%
U.S. Treasury Notes, 4.50%, 11/15/2033	4.9%
U.S. Treasury Notes, 4.00%, 1/31/2029	4.9%
U.S. Treasury Notes, 4.63%, 2/15/2035	4.4%
U.S. Treasury Notes, 4.38%, 8/31/2028	4.2%
U.S. Treasury Notes, 3.38%, 5/15/2033	4.2%
U.S. Treasury Notes, 3.75%, 12/31/2030	4.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/mldr/
C000252059
Shareholder Report [Line Items]
Fund Name	Global X Long-Term Treasury Ladder ETF
Class Name	Global X Long-Term Treasury Ladder ETF
Trading Symbol	LLDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Long-Term Treasury Ladder ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lldr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lldr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Long-Term Treasury Ladder ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 10-30 Years Laddered Bond Index ("Secondary Index"). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure the performance of a strategy commonly referred to as bond “laddering” as applied to public obligations of the U.S. Treasury that have maturities between 10 and 30 years as of the last business day of February of each year (each an “annual rebalance”). It allocates holdings equally across multiple "rungs," each representing a one-year maturity range. Components within each rung are weighted by market capitalization. At each annual rebalance, bonds shift to the next shorter maturity rung, with bonds in the 10-11 year rung removed and new bonds with 29–30-year maturities added.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 2.51%, while the Secondary Index increased 2.49%. The Fund had a net asset value of $47.61 per share on December 1, 2024 and ended the reporting period with a net asset value of $46.72 per share on November 30, 2025.

The Fund finished the reporting period higher, beginning with a late-2024 rally in longer-maturity U.S. Treasuries after the Federal Reserve resumed easing in December. In the first half of 2025, signs of a cooling labor market and steady improvement in inflation led investors to expect additional policy easing. This environment supported the Fund portfolio’s exposure to interest-rate duration. By the second half of 2025, a gradual recovery took hold as both inflationary fears and tariff-related volatility receded.The Federal Reserve delivered its first interest rate cut of 2025 in mid‑September, lowering the policy rate and signaling the potential for additional reductions, which helped anchor rate expectations. Late in the reporting period, a temporary federal government shutdown curtailed data releases while the Bureau of Labor Statistics published the September CPI showing headline inflation above the Federal Reserve's target, tempering the rally and keeping long rates rangebound. The shift toward easier policy, stable issuance plans, and episodic risk‑off support outweighed inflation worries, leaving long‑duration U.S. government bonds modestly higher over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Long-Term Treasury Ladder ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	FTSE US Treasury 10-30 Years Laddered Bond Index (USD) (TR)Footnote Reference*Footnote Reference†
Sep/24	$10,000	$10,000	$10,000
Sep/24	$9,852	$9,990	$9,870
Oct/24	$9,376	$9,742	$9,379
Nov/24	$9,534	$9,845	$9,533
Dec/24	$9,071	$9,684	$9,069
Jan/25	$9,103	$9,736	$9,116
Feb/25	$9,511	$9,950	$9,558
Mar/25	$9,445	$9,954	$9,488
Apr/25	$9,410	$9,993	$9,405
May/25	$9,160	$9,921	$9,147
Jun/25	$9,382	$10,074	$9,371
Jul/25	$9,303	$10,047	$9,290
Aug/25	$9,345	$10,167	$9,340
Sep/25	$9,607	$10,278	$9,599
Oct/25	$9,723	$10,343	$9,719
Nov/25	$9,773	$10,407	$9,770

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 34,106,529
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 28,852
InvestmentCompanyPortfolioTurnover	11.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,106,529	95	$28,852	11.82%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bonds, 4.50%, 5/15/2038	3.5%
U.S. Treasury Bonds, 4.38%, 2/15/2038	2.8%
U.S. Treasury Bonds, 3.00%, 2/15/2048	2.7%
U.S. Treasury Bonds, 4.13%, 8/15/2053	2.5%
U.S. Treasury Bonds, 4.38%, 11/15/2039	2.5%
U.S. Treasury Bonds, 3.00%, 8/15/2052	2.5%
U.S. Treasury Bonds, 3.00%, 2/15/2049	2.5%
U.S. Treasury Bonds, 2.25%, 8/15/2046	2.5%
U.S. Treasury Bonds, 5.00%, 5/15/2037	2.4%
U.S. Treasury Bonds, 2.00%, 2/15/2050	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lldr/
C000261989
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Communication Services ETF
Trading Symbol	GXPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Global X PureCap℠ MSCI Communication Services ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpc. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxpc
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Communication Services ETF	$6	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Communication Services Index (“Secondary Index”).

The Secondary Index is designed to track the performance of the U.S listed companies classified within the Communication Services sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the provider of the Secondary Index.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 20.55%, while the Secondary Index increased 20.75%. The Fund had a net asset value of $24.92 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $30.04 per share on November 30, 2025.

Performance was positive over the reporting period, supported by U.S. macro and policy developments relevant to communications, media, and telecom. A key tailwind was the Federal Reserve’s September rate cut, which eased discount‑rate pressure on long‑duration, ad‑driven platforms, improving risk sentiment across the sector. Advertising fundamentals also helped, with forecasters calling for U.S. ad growth in 2025 and faster gains in search engine and social media advertising platforms. Towards the end of the reporting period, investor optimism surrounding major U.S. online ad sellers added support to the Fund’s strategy. On the policy side, evolving discussions around federal broadband-affordability funding during the second half of 2025 added more clarity to subscriber-support programs, easing some near-term planning uncertainty for related U.S. holdings. Headwinds included steadying but continued U.S. inflation, regulatory actions such as the ad‑tech ruling against Google, and the ban‑or‑sale law for TikTok kept parts of the digital ecosystem in flux, yet these did not outweigh the broader macro and earnings support during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X PureCap℠ MSCI Communication Services ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Communication Services Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$10,245	$10,049	$10,246
Aug/25	$10,590	$10,253	$10,593
Sep/25	$11,176	$10,627	$11,192
Oct/25	$11,368	$10,876	$11,384
Nov/25	$12,055	$10,902	$12,075

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 44,466,086
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 10,632
InvestmentCompanyPortfolioTurnover	5.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$44,466,086	28	$10,632	5.33%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	2.3%
U.S. Treasury Obligation	29.2%
Communication Services	97.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.92%, 12/30/2025	29.1%
Alphabet, Cl A	28.0%
Alphabet, Cl C	23.5%
Meta Platforms, Cl A	21.5%
Netflix	7.0%
Walt Disney	2.9%
AT&T	2.9%
Verizon Communications	2.7%
Communication Services Select Sector SPDR Fund	1.7%
T-Mobile US	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxpc or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxpc
C000261988
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Consumer Discretionary ETF
Trading Symbol	GXPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Global X PureCap℠ MSCI Consumer Discretionary ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpd. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxpd
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Consumer Discretionary ETF	$6	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Consumer Discretionary Index ("Secondary Index").

The Secondary Index is designed to track the performance of the U.S listed companies classified within the Consumer Discretionary sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the provider of the Secondary Index.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 4.95%, while the Secondary Index increased 5.03%. The Fund had a net asset value of $25.05 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $26.29 per share on November 30, 2025.

The Fund posted gains over the reporting period as U.S. consumer-oriented shares benefited from resilient spending and an improving policy backdrop. Mid-year spending remained resilient, with July and August outlays continuing to expand and easing inflation supporting demand across retail, travel, and leisure categories. Policy-wise, the U.S. Federal Reserve delivered a rate cut in September, easing financing costs for discretionary categories that are sensitive to borrowing rates. New tariff measures lifted costs across goods, especially automotives, which pressured demand in parts of the sector but also expedited some purchases as consumers tried to avoid higher prices in the future. By late summer, inflation steadied and consumer spending rose, signaling continued demand for discretionary items despite persistent price pressures. Into October, purchasing sentiment softened and labor worries lingered, tempering gains in more cyclical areas, but the prospect of lower borrowing costs alongside steady income growth helped sustain sector momentum.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X PureCap℠ MSCI Consumer Discretionary ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Consumer Discretionary Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$9,904	$10,049	$9,907
Aug/25	$10,236	$10,253	$10,239
Sep/25	$10,543	$10,627	$10,547
Oct/25	$10,754	$10,876	$10,763
Nov/25	$10,495	$10,902	$10,503

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 14,459,074
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 6,488
InvestmentCompanyPortfolioTurnover	11.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$14,459,074	52	$6,488	11.73%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	2.7%
U.S. Treasury Obligation	29.6%
Consumer Discretionary	95.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Amazon.com	31.9%
U.S. Treasury Bill, 3.92%, 12/30/2025	29.6%
Tesla	19.7%
Home Depot	5.7%
McDonald's	3.6%
TJX	2.7%
Booking Holdings	2.7%
Direxion Daily AMZN Bull 2X Shares	2.2%
Lowe's	2.2%
Starbucks	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxpd or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxpd
C000261991
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Consumer Staples ETF
Trading Symbol	GXPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Global X PureCap℠ MSCI Consumer Staples ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxps. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxps
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Consumer Staples ETF	$5	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Consumer Staples Index (“Secondary Index”).

The Secondary Index is designed to track the performance of the U.S. listed companies classified within the Consumer Staples sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the index provider.

Since inception through November 30, 2025 (the “reporting period”), the Fund decreased 0.36%, while the Secondary Index decreased 0.29%. The Fund had a net asset value of $24.97 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $24.88 per share on November 30, 2025.

Performance softened over the period, as U.S. consumer-staples companies faced sticky inflation and policy crosscurrents that tempered investor appetite. Headline inflation hovered near 3% year over year in September, with food-at-home prices still rising, pressuring shopper budgets and limiting volume growth in packaged foods and household products. The Federal Reserve delivered a rate cut in mid-September, but tariff-related cost pass-throughs kept input and shelf-price pressures in focus for staples-exposed categories. Key raw materials were a mixed factor: cocoa costs stayed historically elevated for much of the year, prompting fresh price increases at major U.S. confectioners, a lag that kept confectionery margins tight. Policy developments affecting lower-income consumers, including enacted cuts to SNAP benefits and expanding state restrictions on eligible items, added uncertainty for value-focused grocers and mass merchants that underpin staples demand. Amid these headwinds, retail spending remained steady but uneven, August sales rose on a year-over-year basis, yet consumers’ price sensitivity persisted, leaving defensive staples slightly out of favor near quarter-end.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X PureCap℠ MSCI Consumer Staples ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Consumer Staples Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$9,808	$10,049	$9,806
Aug/25	$9,960	$10,253	$9,961
Sep/25	$9,800	$10,627	$9,806
Oct/25	$9,575	$10,876	$9,580
Nov/25	$9,964	$10,902	$9,971

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 27,611,271
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 7,642
InvestmentCompanyPortfolioTurnover	3.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$27,611,271	35	$7,642	3.44%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Fund	1.6%
U.S. Treasury Obligation	29.6%
Consumer Staples	98.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.92%, 12/30/2025	29.6%
Walmart	17.0%
Costco Wholesale	14.2%
Procter & Gamble	12.2%
Coca-Cola	10.5%
Philip Morris International	8.6%
PepsiCo	6.3%
Altria Group	3.5%
Mondelez International, Cl A	2.6%
Colgate-Palmolive	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxps or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxps
C000261992
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Energy ETF
Trading Symbol	GXPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Global X PureCap℠ MSCI Energy ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpe. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxpe
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Energy ETF	$6	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Energy Index (“Secondary Index”).

The Secondary Index is designed to track the performance of the U.S listed companies classified within the Energy sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the provider of the Secondary Index.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 6.12%, while the Secondary Index increased 6.19%. The Fund had a net asset value of $24.99 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $26.52 per share on November 30, 2025.

Performance over the reporting period was modestly positive, supported by sector-specific developments and U.S. policy signals. U.S. crude oil output set a fresh record in July, while October data showed a dip in active rigs, a mix that tempered supply growth expectations and aided sentiment toward domestic producers. The U.S. Department of Energy’s solicitation to buy crude for the Strategic Petroleum Reserve added a policy tailwind, creating incremental demand that helped steady the outlook for upstream cash flows. In parallel, final approval for a major U.S. Gulf Coast Liquefied Natural Gas export project reinforced expectations for stronger long-term U.S. natural gas offtake, a supportive backdrop for gas producers and related infrastructure. Inventory readings into late October commercial crude levels hovering near or below five‑year norms with a subsequent weekly draw, which helped offset bouts of price volatility and underpinned refining and upstream margins. Additionally, an early‑October fire at a large Southern California refinery disrupted key units and heightened concerns about product supply on the West Coast, supporting sentiment across the downstream complex.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X PureCap℠ MSCI Energy ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Energy Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$10,216	$10,049	$10,218
Aug/25	$10,576	$10,253	$10,580
Sep/25	$10,516	$10,627	$10,523
Oct/25	$10,372	$10,876	$10,380
Nov/25	$10,612	$10,902	$10,619

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 530,350
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 212
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$530,350	23	$212	0.00%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	22.6%
Energy	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Exxon Mobil	29.2%
U.S. Treasury Bill, 3.92%, 12/30/2025	22.6%
Chevron	17.3%
ConocoPhillips	6.5%
Williams	4.3%
Marathon Petroleum	3.5%
EOG Resources	3.4%
Phillips 66	3.3%
Valero Energy	3.2%
Kinder Morgan	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxpe or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxpe
C000261990
Shareholder Report [Line Items]
Fund Name	Global X PureCap℠ MSCI Information Technology ETF
Trading Symbol	GXPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about Global X PureCap℠ MSCI Information Technology ETF (the "Fund") for the period from July 22, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxpt. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxpt
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X PureCap℠ MSCI Information Technology ETF	$6	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Information Technology Index ("Secondary Index").

The Secondary Index is designed to track the performance of the U.S. listed companies classified within the Information Technology sector under the Global Industry Classification Standard (GICS®), as determined by MSCI Inc., the index provider.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 11.70%, while the Secondary Index increased 11.82%. The Fund had a net asset value of $24.62 per share on July 22, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $27.50 per share on November 30, 2025.

Performance was positive over the reporting period, supported by easier financial conditions after the Federal Reserve delivered a quarter‑point cut on September 17, 2025, a shift that typically benefits the information technology sector. Even with headline inflation at 3.00% year over year in September, the data were consistent with a gradual policy pivot, helping keep discount‑rate headwinds in check for the sector. Strong AI‑driven capital spending plans from major U.S. platforms continued to bolster demand across semiconductors, hardware, and software. Industry trackers likewise reported record data center investment in 2Q 2025, reinforcing growth expectations around AI infrastructure suppliers. Policy headlines created some cross‑currents: the U.S. tightened semiconductor export permissions to China by revoking fast‑track authorizations for certain overseas fabrication plants, a development that can weigh on U.S. equipment makers with China exposure even as domestic spending remains solid. Separately, the Trump administration’s decision to revisit grant terms of the CHIPS Act introduced uncertainty for onshore projects, but the stated objective of safeguarding U.S. leadership in AI computing supported sentiment among key industry groups.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X PureCap℠ MSCI Information Technology ETF	S&P 500 Index (USD) (TR)Footnote Reference*	MSCI USA Information Technology Index (USD) (TR)Footnote Reference*
Jul/25	$10,000	$10,000	$10,000
Jul/25	$10,232	$10,049	$10,234
Aug/25	$10,268	$10,253	$10,268
Sep/25	$11,020	$10,627	$11,025
Oct/25	$11,714	$10,876	$11,723
Nov/25	$11,170	$10,902	$11,182

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 45,654,387
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 19,753
InvestmentCompanyPortfolioTurnover	2.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,654,387	92	$19,753	2.80%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Fund	0.5%
U.S. Treasury Obligation	29.5%
Information Technology	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 3.92%, 12/30/2025	29.5%
NVIDIA	20.8%
Apple	20.0%
Microsoft	16.8%
Broadcom	8.7%
Palantir Technologies, Cl A	1.9%
Advanced Micro Devices	1.7%
Oracle	1.7%
Cisco Systems	1.5%
International Business Machines	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since inception (July 22, 2025). For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at https://www.globalxetfs.com/funds/gxpt or upon request at 1-888-493-8631.

Effective July 30, 2025, pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Fund to ensure that its total annual operating expenses (excluding taxes, brokerage fees, commissions, other transaction expenses, interest, and extraordinary expenses such as litigation and indemnification costs) do not exceed 0.15% of the Fund’s average daily net assets per year. This agreement will remain in effect until at least April 1, 2027. As a result of this agreement, the Fund’s total operating expense ratio was reduced from 0.25% to 0.15%, effective July 30, 2025.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxpt
C000263398
Shareholder Report [Line Items]
Fund Name	Global X U.S. 500 ETF
Class Name	Global X U.S. 500 ETF
Trading Symbol	GXLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X U.S. 500 ETF (the "Fund") for the period from September 23, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/gxlc. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/gxlc
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. 500 ETF	$0	0.02%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive GBS United States 500 Index (the “Secondary Index”).

The Secondary Index is designed to track the performance of the largest 500 companies that are listed on U.S. exchanges and traded in U.S. dollars, as determined by Solactive AG, the provider of the Secondary Index (the “Index Provider”). The Secondary Index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) that are listed on a U.S. exchange included in a list of eligible exchanges identified by the Index Provider.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 2.81%, while the Secondary Index increased 2.86%. The Fund had a net asset value of $80.10 per share on September 23, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $82.35 per share on November 30, 2025.

U.S. equities benefited as the Federal Reserve delivered a rate cut in September, easing discount-rate pressure on long-duration technology and consumer growth holdings, which positively impacted the Fund's performance. Meanwhile, U.S. GDP advances supported earnings expectations for broad U.S. sectors. Additionally, mega-cap platforms outlined significant AI infrastructure spending, buoying sentiment for information technology and communication services holdings tied to data centers, cloud, and semiconductors. Inflation steadied while unemployment came in above forecasts, reinforcing an easier policy path and underpinning valuation multiples for the largest capitalization holdings in the Fund. While new U.S. tariff actions injected cost and supply-chain uncertainty for import-reliant consumer and industrial companies, phased implementation and device exemptions tempered some immediate pressures, and the Fund recorded positive performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X U.S. 500 ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Solactive GBS United States 500 Index (USD) (TR)Footnote Reference*
Sep/25	$10,000	$10,000	$10,000
Sep/25	$10,041	$10,049	$10,041
Oct/25	$10,276	$10,284	$10,282
Nov/25	$10,281	$10,309	$10,286

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,117,628
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 146
InvestmentCompanyPortfolioTurnover	1.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,117,628	504	$146	1.21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.7%
Materials	1.8%
Utilities	2.3%
Energy	2.9%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.9%
Consumer Discretionary	10.3%
Communication Services	11.1%
Financials	12.7%
Information Technology	34.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.0%
Apple	6.8%
Microsoft	6.1%
Amazon.com	3.8%
Broadcom	3.2%
Alphabet, Cl A	3.1%
Alphabet, Cl C	2.7%
Meta Platforms, Cl A	2.4%
Tesla	2.1%
Eli Lilly	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/gxlc
C000264716
Shareholder Report [Line Items]
Fund Name	Global X U.S. Natural Gas ETF
Class Name	Global X U.S. Natural Gas ETF
Trading Symbol	LNGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X U.S. Natural Gas ETF (the "Fund") for the period from October 28, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lngx. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lngx
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. Natural Gas ETF	$4	0.45%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Natural Gas Index (the "Secondary Index"). The Secondary Index is owned and was developed by Global X Management Company LLC (“Index Provider”), an affiliate of the Fund and the Fund's investment adviser. The Secondary Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider.

The Secondary Index is designed to provide exposure to U.S. companies with pureplay exposure to the Natural Gas and Natural Gas Liquids (“NGLs”) value-chain. Eligible companies include those engaged in the exploration, production, and initial processing of Natural Gas and NGLs (“upstream”), as well as transportation, storage, processing, offshore exports, and liquefaction infrastructure that processes liquid natural gas (“LNG ”) for export (“midstream”). The Fund aims to deliver access to the U.S. natural gas supply chain as a subset of the broader oil & gas industry, with upstream inclusion based on the proportion of proven reserves attributable to Natural Gas and NGLs, and midstream inclusion based on revenues attributable to Natural Gas and NGLs.

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 9.99%, while the Secondary Index increased 10.05%. The Fund had a net asset value of $34.04 per share on October 28, 2025 (the Fund’s date of inception) and ended the reporting period with a net asset value of $37.44 per share on November 30, 2025.

Over the reporting period, the Fund gained as U.S. policy and market signals favored the domestic natural gas value chain, with the federal government easing regulatory overhang around energy infrastructure builds and environmental reviews. Progress on bringing new Gulf Coast export facilities online increased expectations for feedgas demand, as several major terminals reached key commissioning milestones. Colder temperatures and elevated natural gas prices later in the reporting period tightened balances and contributed to the U.S. Energy Information Administration lifting its 2025 Henry Hub outlook, improving cash flow expectations for gas-levered producers. Overall, clearer permitting signals and approaching new U.S. LNG capacity supported the Fund’s U.S. upstream and midstream holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X U.S. Natural Gas ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Global X U.S. Natural Gas Index (USD) (NR)Footnote Reference†
Oct/25	$10,000	$10,000	$10,000
Nov/25	$10,999	$9,952	$11,005

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,995,465
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 758
InvestmentCompanyPortfolioTurnover	0.80%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,995,465	35	$758	0.80%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	3.5%
Energy	96.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Chesapeake Energy	8.1%
EQT	8.1%
Coterra Energy	8.0%
Antero Resources	5.0%
Range Resources	4.4%
DT Midstream	4.2%
ONEOK	4.1%
Ovintiv	4.1%
Permian Resources, Cl A	4.1%
Devon Energy	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lngx